NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Investor Destinations Managed Growth & Income Fund

Supplement dated March 20, 2025
to the Summary Prospectus dated April 29, 2024

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Summary Prospectus.

Effective immediately, all references to, and information regarding, Brian Leidich in the Summary Prospectus are deleted in their entirety.

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